Annual Total Returns - Class A	Sep. 30, 2024
Macquarie Growth and Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(3.52%)
2016	9.43%
2017	18.09%
2018	(10.45%)
2019	25.15%
2020	(0.08%)
2021	21.50%
2022	3.09%
2023	11.97%
2024	15.16%
Macquarie Opportunity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2020	0.08%
2021	31.05%
2022	(9.55%)
2023	10.78%
2024	14.10%